Estimated Aggregate Amortization Expense for Next Five Years (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Expected Amortization Expense [Line Items]
Estimated aggregate amortization expense - 2013	$ 17,785
Estimated aggregate amortization expense - 2014	15,964
Estimated aggregate amortization expense - 2015	13,996
Estimated aggregate amortization expense - 2016	13,269
Estimated aggregate amortization expense - 2017	12,899
Estimated aggregate amortization expense - 2018 and thereafter	50,717
Net Carrying Amount - Finite-Lived Intangible Assets	$ 124,630